WARRANTS	12 Months Ended
Dec. 31, 2014
WARRANTS
WARRANTS

13. WARRANTS

Warrants to purchase preferred shares

In connection with the issuance of the Series C Shares on September 2, 2010, 4,632,468 warrants (“Warrants C”) were issued to all of the Series C Shareholders (all Series B Shareholders are also Series C Shareholders), which provide holders the right to purchase additional Series B and C Shares. Furthermore, 820,284 Warrants were issued to an individual other than a Preferred Shareholder as compensation for services previously rendered. The Warrants C were issued in different tranches with exercise prices ranging from US$2.20 to US$4.67 per share and expire on the earlier of (i) 12 or 15 months after issuance or (ii) immediately prior to a Qualifying IPO.

During the period from August 30, 2011 to September 2, 2011, 1,668,639 Warrants C were exercised to purchase 1,668,639 Series C Shares with proceeds of RMB45,857,401 (US$7,177,110). On December 2, 2011, 2,411,193 Warrants C were exercised to purchase 2,411,193 Series B Shares with proceeds of RMB33,587,707 (US$5,304,611) (RMB222,558 of which was received in January 2012).  Warrants C to purchase 1,372,920 Series C Shares with exercise price of US$4.67 expired on December 2, 2011.

The fair value changes of the Warrants C up to the time of exercise were recognized in earnings. Upon exercise, the total carrying value of the associated Warrant liabilities was reclassified into the carrying value of the Preferred Shares into which it was converted.

Warrants to purchase common shares

In connection with the issuance of Series D Shares, 3,000,000 warrants (“Warrants D”) were issued into two bathes to purchase the Company’s common shares, 1,500,000 of which (“Warrants D-1”) were issued with fixed exercise prices of US$5.70 and lives of two years, and 1,500,000 of which (“Warrants D-2”) were issued with fixed exercise prices of US$6.00 and lives of four years.  The number of common share purchasable upon exercise of the Warrants D shall be proportionally adjusted to reflect any share dividend, share split, combination of shares or reverse share split, or other similar event affecting the number of outstanding common shares.  The Warrants D were treated as indexed to the Company’s own stock and were classified as equity and initially measured at fair value.

On December 11, 2013, in connection with the issuance of Series E Shares, the Company agreed to reduce the exercise price of Warrants D held by Series D investors to US$5.50 and align them with the issuance price of Series E Shares. The Company concluded that Warrants D will continue to be classified as equity after equity after the reduction of exercise price and recognized a deemed dividend for the increase in fair value of the Warrants D due to the modification of exercise price.

On March 28, 2014, all of Warrants D-1 expired. On October 31, 2014, all of Warrants D-2 were exercised to purchase 1,500,000 Class B common share with proceeds of US$8,249,993(RMB50,705,282) .